Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 1,081	$ 967	$ 1,574
Accumulated non-controlling interests of the subsidiary	7,621	7,192
Summarised Financial Information [Abstract]
– total assets	2,521,771	2,374,986	2,409,656
– total liabilities	2,323,900	2,192,408
– profit for the year	11,879	3,446	15,096
– total comprehensive income for the year	$ 21,262	$ (4,952)	$ 1,147
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	37.86%	37.86%
Proportion of voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 997	$ 814
Accumulated non-controlling interests of the subsidiary	6,233	5,792
Dividends paid to non-controlling interests	594	811
Summarised Financial Information [Abstract]
– total assets	186,638	175,242
– total liabilities	169,275	159,035
– net operating income before loan impairment	4,556	3,937
– profit for the year	2,632	2,148
– total comprehensive income for the year	$ 2,895	$ 2,044